Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of financial assets and financial liabilities
	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2022
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	12,057	-	-	-	12,057	3,963	16,020
Investments in financial assets:
- Public companies’ securities	-	1,346	-	-	1,346	-	1,346
- Mutual fonds	-	13,870	-	-	13,870	-	13,870
- Bonds	-	3,806	-	-	3,806	-	3,806
- Others	10	265	-	-	275	-	275
Cash and cash equivalents:
- Cash at bank and on hand	10,015	-	-	-	10,015	-	10,015
- Short-term investments	-	2,761	-	-	2,761	-	2,761
Total assets	22,082	22,048	-	-	44,130	3,963	48,093
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2022
Liabilities as per Statements of Financial Position
Trade and other payables	4,440	-	-	-	4,440	7,641	12,081
Borrowings	74,734	-	-	-	74,734	-	74,734
Derivative financial instruments:
- Swaps	-	-	16	-	16	-	16
Total liabilities	79,174	-	16	-	79,190	7,641	86,831
	Financial assets at amortized cost	Financial assets at fair value through profit or loss			Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2	Level 3
June 30, 2021
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	11,858	-	-	-	11,858	8,104	19,962
Investments in financial assets:
- Public companies’ securities	-	1,600	-	-	1,600	-	1,600
- Bonds	-	4,446	-	-	4,446	-	4,446
- Investments in financial assets with quotation	16	1,048	-	79	1,143	-	1,143
Cash and cash equivalents:
- Cash at bank and on hand	1,850	-	-	-	1,850	-	1,850
- Short term investments	-	1,317	-	-	1,317	-	1,317
Total assets	13,724	8,411	-	79	22,214	8,104	30,318
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss			Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2	Level 3
June 30, 2021
Liabilities as per Statements of Financial Position
Trade and other payables	4,729	-	-	-	4,729	5,913	10,642
Borrowings	101,887	-	-	-	101,887	-	101,887
Derivative financial instruments:	-
- Swaps	-	-	94	-	94	-	94
Total liabilities	106,616	-	94	-	106,710	5,913	112,623

Schedule of book value of financial instruments recognized
	As of June 30, 2022			As of June 30, 2021
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	12,587	(530)	12,057	15,221	(3,363)	11,858
Financial liabilities
Trade and other payables	3,910	530	4,440	1,366	3,363	4,729

Schedule of income, expense, gains and losses on financial instruments
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2022
Interest income	463	-	463
Interest expense	(8,171)	-	(8,171)
Interest expense on lease liabilities	(120)	-	(120)
Foreign exchange gains, net	14,406	-	14,406
Gain from repurchase of NCN	1,460	-	1,460
Fair value gain on financial assets at fair value through profit or loss	-	1,454	1,454
Interest and discount generated by operating credits	128	-	128
Gain on derivative financial instruments, net	-	33	33
Other finance costs	(463)	-	(463)
Total financial instruments (i)	7,703	1,487	9,190
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income	591	-	591
Interest expense	(10,511)	-	(10,511)
Interest expense on lease liabilities	(158)	-	(158)
Foreign exchange gains, net	11,512	-	11,512
Dividend income	1	-	1
Loss from repurchase of NCN	(156)	-	(156)
Fair value gain on financial assets at fair value through profit or loss	-	8,720	8,720
Interest and discount generated by operating credits	157	-	157
Loss on derivative financial instruments, net	-	(740)	(740)
Other finance costs	(1,420)	-	(1,420)
Total financial instruments (i)	16	7,980	7,996
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income	491	-	491
Interest expense	(14,114)	-	(14,114)
Interest expense on lease liabilities	(133)	-	(133)
Foreign exchange gains, net	(15,386)	-	(15,386)
Dividend income	34	-	34
Gain from repurchase of NCN	228	-	228
Fair value gain on financial assets at fair value through profit or loss	-	828	828
Interest and discount generated by operating credits	417	-	417
Loss on derivative financial instruments, net	-	(901)	(901)
Other finance costs	(923)	-	(923)
Total financial instruments (i)	(29,386)	(73)	(29,459)

Schedule of changes in Level 3 instruments
	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	Investments in financial assets - Others	Derivative financial instruments	Total
Balances at June 30, 2020	(49)	7,164	571	349	8,035
Deconsolidation	49	(7,164)	(500)	(349)	(7,964)
Currency translation adjustment	-	-	(7)	-	(7)
Gain for the year (i)	-	-	15	-	15
Balances at June 30, 2021	-	-	79	-	79
Currency translation adjustment	-	-	(8)	-	(8)
Write off	-	-	(96)	-	(96)
Gain for the year (i)	-	-	25	-	25
Balances at June 30, 2022	-	-	-	-	-

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Derivative financial instruments Swaps	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-